Loss Per Common Share	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Note 4. Loss Per Common Share

Basic loss per Common share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period. Diluted loss per share is computed using the average shares outstanding for the period and applying the treasury stock method to potentially dilutive outstanding options and warrants. In all applicable periods, all potential Common Stock equivalents were anti-dilutive and, accordingly, were not included in the computation of diluted loss per share.

These excluded Common Stock equivalents and other potentially dilutive securities during the nine months ended September 30, 2017 and 2016 included the following:

	Common-Equivalent Shares as of September 30,
	2017	2016
Series A Preferred Stock outstanding	63,038,284	62,138,160
Warrants to acquire Series A Preferred Stock	49,477,380	50,810,720
Options to acquire Common Stock	6,800,000	7,200,000
Warrants to acquire Common Stock	64,660,120	-
Shares of Series A Preferred Stock that
may be issued for future clinical services	14,000,000	14,000,000
Shares issuable upon conversion of notes	55,872,837	-
	253,848,621	134,148,880

See Notes 3 and 5 for the terms of these securities.